Organization and Business Operations (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations
Note 1 - Organization and Business Operations

Benefit Street Partners Realty Trust, Inc. (the "Company") is a real estate finance company that primarily originates, acquires and manages a diversified portfolio of commercial real estate debt investments secured by properties located within and outside the United States. The Company was incorporated in Maryland on November 15, 2012 and commenced operations on May 14, 2013.

The Company made a tax election to be treated as a real estate investment trust (a "REIT") for U.S. federal income tax purposes commencing with its taxable year ended December 31, 2013. The Company believes that it has qualified as a REIT and intends to continue to meet the requirements for qualification and taxation as a REIT. In addition, the Company, through a subsidiary which is treated as a taxable REIT subsidiary (a "TRS") is indirectly subject to U.S federal, state and local income taxes. The majority of the Company's business is conducted through Benefit Street Partners Realty Operating Partnership, L.P. (the “OP”), a Delaware limited partnership. The Company is the sole general partner and directly or indirectly holds all of the units of limited partner interests in the OP.

The Company has no direct employees. Benefit Street Partners L.L.C. serves as the Company's advisor (the "Advisor") pursuant to an Amended and Restated Advisory Agreement, dated January 19, 2018 (the "Advisory Agreement"). The Advisor is a wholly owned subsidiary of Franklin Resources, Inc. which, together with its various subsidiaries, operates as Franklin Templeton. The Advisor, an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”), is a credit-focused alternative asset management firm. Established in 2008, the Advisor's credit platform manages funds for institutions and high-net-worth investors across various credit funds and complementary strategies including high yield, levered loans, private / opportunistic debt, liquid credit, structured credit and commercial real estate debt. These strategies complement each other as they all leverage the sourcing, analytical, compliance, and operational capabilities that encompass the platform. The Advisor manages the Company's affairs on a day-to-day basis. The Advisor receives compensation and fees for services related to the investment and management of the Company's assets and the operations of the Company.

The Company invests in commercial real estate debt investments, which may include first mortgage loans, subordinated mortgage loans, mezzanine loans and participations in such loans. The Company also originates conduit loans which the Company intends to sell through its TRS into commercial mortgage-backed securities ("CMBS") at a profit. The Company also invests in commercial real estate securities. Real estate securities may include CMBS, senior unsecured debt of publicly traded REITs, debt or equity securities of other publicly traded real estate companies and collateralized debt obligations ("CDOs"). The Company also owns real estate acquired by the Company through foreclosure and deed in lieu of foreclosure, and purchased for investment, typically subject to triple net leases.

Note 1 - Organization and Business Operations

Benefit Street Partners Realty Trust, Inc. (the “Company”) is a real estate finance company that primarily originates, acquires and manages a diversified portfolio of commercial real estate debt investments secured by properties located within and outside the United States. The Company was incorporated in Maryland on November 15, 2012 and commenced operations on May 14, 2013.

The Company made a tax election to be treated as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes commencing with its taxable year ended December 31, 2013. The Company believes that it has qualified as a REIT and intends to continue to meet the requirements for qualification and taxation as a REIT. In addition, the Company, through a subsidiary which is treated as a taxable REIT subsidiary (a “TRS”) is indirectly subject to U.S federal, state and local income taxes. The majority of the Company’s business is conducted through Benefit Street Partners Realty Operating Partnership, L.P. (the “OP”), a Delaware limited partnership. The Company is the sole general partner and directly or indirectly holds all of the units of limited partner interests in the OP.

The Company has no direct employees. Benefit Street Partners L.L.C. serves as the Company’s advisor (the “Advisor”) pursuant to an Amended and Restated Advisory Agreement, dated January 19, 2018 (the “Advisory Agreement”). The Advisor is a wholly owned subsidiary of Franklin Resources, Inc. which, together with its various subsidiaries, operates as Franklin Templeton. The Advisor, an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”), is a credit-focused alternative asset management firm. Established in 2008, the Advisor’s credit platform manages funds for institutions and high-net-worth investors across various credit funds and complementary strategies including high yield, levered loans, private / opportunistic debt, liquid credit, structured credit and commercial real estate debt. These strategies complement each other as they all leverage the sourcing, analytical, compliance, and operational capabilities that encompass the platform. The Advisor manages the Company’s affairs on a day-to-day basis. The Advisor receives compensation and fees for services related to the investment and management of the Company’s assets and the operations of the Company.

The Company invests in commercial real estate debt investments, which may include first mortgage loans, subordinated mortgage loans, mezzanine loans and participations in such loans. The Company also originates conduit loans which the Company intends to sell through its TRS into commercial mortgage-backed securities (“CMBS”) at a profit. The Company also invests in commercial real estate securities. Real estate securities may include CMBS, senior unsecured debt of publicly traded REITs, debt or equity securities of other publicly traded real estate companies and collateralized debt obligations (“CDOs”). The Company also owns real estate acquired by the Company through foreclosure and deed in lieu of foreclosure, and purchased for investment, typically subject to triple net leases.